Average Annual Total Returns - VY JPMorgan Mid Cap Value Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV Russell Midcap® Value Index 1 Yr		Class ADV Russell Midcap® Value Index 5 Yrs		Class ADV Russell Midcap® Value Index 10 Yrs		Class ADV Russell Midcap® Value Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell Midcap® Value Index 1 Yr		Class I Russell Midcap® Value Index 5 Yrs		Class I Russell Midcap® Value Index 10 Yrs		Class I Russell Midcap® Value Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S Russell Midcap® Value Index 1 Yr		Class S Russell Midcap® Value Index 5 Yrs		Class S Russell Midcap® Value Index 10 Yrs		Class S Russell Midcap® Value Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 Russell Midcap® Value Index 1 Yr		Class S2 Russell Midcap® Value Index 5 Yrs		Class S2 Russell Midcap® Value Index 10 Yrs		Class S2 Russell Midcap® Value Index Since Inception
Total	0.08%	7.44%	9.75%		May 01, 2002	4.96%	[1]	9.73%	[1]	10.49%	[1]	[1]	0.55%	7.97%	10.29%		May 01, 2002	4.96%	[1]	9.73%	[1]	10.49%	[1]	[1]	0.28%	7.71%	10.02%		May 01, 2002	4.96%	[1]	9.73%	[1]	10.49%	[1]	[1]	0.18%	7.55%	9.86%		Feb. 27, 2009	4.96%	[1]	9.73%	[1]	10.49%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.